Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Common Stock	Treasury Stock	Shares Held in Trust	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent	Noncontrolling Interest		Total
Balance at beginning of year (in shares) at Dec. 31, 2014	1,691,000	(550,000)	(1,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards	8,000
Purchase of treasury shares (in shares)		(48,000)
Employee stock purchase plan issuances (in shares)		1,000
Balance at end of year (in shares) at Dec. 31, 2015	1,699,000	(597,000)	(1,000)
Beginning of year at Dec. 31, 2014	$ 17	$ (24,078)	$ (31)	$ 30,418	$ 31,849	$ (217)		$ 5
Increase (Decrease) in Stockholders' Equity
Purchase of treasury shares		(4,856)
Employee stock purchase plan issuances		48
Stock option activity, stock awards and other				533
Excess tax benefit on stock options and stock awards				142
2015 accelerated share repurchase not settled until 2016				(145)
Changes in inventory accounting principles					(4)
Net income attributable to CVS Health					5,237			1	[1]
Common stock dividends					(1,576)
Foreign currency translation adjustments, net of tax						(100)				$ (100)
Net cash flow hedges, net of tax						2				2
Pension and other postretirement benefits, net of tax						(43)				(43)
Business combinations								1
Capital contributions								2
Net income attributable to redeemable noncontrolling interest								1
Distributions								(2)
End of year at Dec. 31, 2015	$ 17	$ (28,886)	$ (31)	30,948	35,506	(358)	$ 37,196	7		37,203
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards	6,000
Purchase of treasury shares (in shares)		(47,000)
Employee stock purchase plan issuances (in shares)		1,000
Balance at end of year (in shares) at Dec. 31, 2016	1,705,000	(643,000)	(1,000)
Increase (Decrease) in Stockholders' Equity
Purchase of treasury shares		$ (4,606)
Employee stock purchase plan issuances		40
Stock option activity, stock awards and other				449
Excess tax benefit on stock options and stock awards				76
2015 accelerated share repurchase not settled until 2016				145
Net income attributable to CVS Health					5,317			1	[1]
Common stock dividends					(1,840)
Foreign currency translation adjustments, net of tax						38				38
Net cash flow hedges, net of tax						2				2
Pension and other postretirement benefits, net of tax						13				13
Capital contributions								1
Net income attributable to redeemable noncontrolling interest								1
Distributions								(5)
End of year at Dec. 31, 2016	$ 17	$ (33,452)	$ (31)	31,618	38,983	(305)	36,830	4		$ 36,834
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards	7,000									4,814
Purchase of treasury shares (in shares)		(55,000)
Employee stock purchase plan issuances (in shares)		1,000
Balance at end of year (in shares) at Dec. 31, 2017	1,712,000	(697,000)	(1,000)
Increase (Decrease) in Stockholders' Equity
Purchase of treasury shares		$ (4,361)
Employee stock purchase plan issuances		48
Stock option activity, stock awards and other				461
Net income attributable to CVS Health					6,622			1
Common stock dividends					(2,049)
Foreign currency translation adjustments, net of tax						(2)				$ (2)
Net cash flow hedges, net of tax						(10)				(10)
Pension and other postretirement benefits, net of tax						152				152
Capital contributions								1
Distributions								(2)
End of year at Dec. 31, 2017	$ 17	$ (37,765)	$ (31)	$ 32,079	$ 43,556	$ (165)	$ 37,691	$ 4		$ 37,695

[1]	Excludes $1 million attributable to redeemable noncontrolling interest in 2016 and 2015 (See Note 1 "Significant Accounting Policies")